UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21735
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Buy-Write Opportunities Fund (ETV) Semiannual Report June 30, 2012

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes quarterly cash distributions equal to $0.3323 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2012
Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Annual Meeting of Shareholders	17
Board of Trustees’ Contract Approval	18
Officers and Trustees	21
Important Notices	22

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
June 30, 2012
Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto
Performance1

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	6/30/2005	8.40%	12.37%	5.82%	7.41%
Fund at Market Price	—	11.69	8.95	3.20	5.55

S&P 500 Index	6/30/2005	9.49%	5.45%	0.22%	4.09%
NASDAQ-100 Index	—	15.44	13.72	7.01	9.04
CBOE S&P 500 BuyWrite Index	—	4.78	8.15	1.59	4.00
CBOE NASDAQ-100 BuyWrite Index	—	6.99	9.52	0.86	3.14

% Premium/Discount to NAV

					-11.53%

Distributions[2]

Total Distributions per share for the period					$0.665
Distribution Rate at NAV					9.46%
Distribution Rate at Market Price					10.69%
Fund Profile

Sector Allocation (% of total investments)3

Top 10 Holdings (% of total investments)3

Apple, Inc.	10.8%
Microsoft Corp.	5.1
Google, Inc., Class A	3.3
Intel Corp.	2.9
Oracle Corp.	2.7
QUALCOMM, Inc.	2.3
Amazon.com, Inc.	2.0
Exxon Mobil Corp.	1.9
Comcast Corp., Class A	1.8
Cisco Systems, Inc.	1.7

Total	34.5%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 101.6%

Security	Shares	Value

Aerospace & Defense — 1.6%

Boeing Co. (The)	31,022	$2,304,935
General Dynamics Corp.	24,734	1,631,455
Honeywell International, Inc.	77,664	4,336,758
Northrop Grumman Corp.	44,683	2,850,328
Rockwell Collins, Inc.	57,076	2,816,700
Textron, Inc.	31,025	771,592

		$14,711,768

Air Freight & Logistics — 0.4%

FedEx Corp.	36,782	$3,369,599

		$3,369,599

Airlines — 0.1%

Southwest Airlines Co.	125,240	$1,154,713

		$1,154,713

Auto Components — 0.3%

Dana Holding Corp.	77,289	$990,072
Johnson Controls, Inc.	71,926	1,993,070

		$2,983,142

Automobiles — 0.1%

Ford Motor Co.	50,870	$487,843

		$487,843

Beverages — 1.7%

Coca-Cola Co. (The)	121,649	$9,511,735
Coca-Cola Enterprises, Inc.	38,080	1,067,763
PepsiCo, Inc.	62,724	4,432,078

		$15,011,576

Biotechnology — 3.6%

Amgen, Inc.	106,913	$7,808,926
Biogen Idec, Inc.(1)	43,516	6,282,840
BioMarin Pharmaceutical, Inc.(1)	23,822	942,875
Celgene Corp.(1)	116,678	7,486,060
Gilead Sciences, Inc.(1)	169,625	8,698,370
Onyx Pharmaceuticals, Inc.(1)	18,445	1,225,670
Regeneron Pharmaceuticals, Inc.(1)	1,682	192,118

		$32,636,859

Capital Markets — 1.7%

Affiliated Managers Group, Inc.(1)	12,769	$1,397,567
Franklin Resources, Inc.	16,853	1,870,515
Goldman Sachs Group, Inc. (The)	23,436	2,246,575
Invesco, Ltd.	78,614	1,776,676
Morgan Stanley	75,054	1,095,038
Northern Trust Corp.	49,066	2,258,017
State Street Corp.	48,378	2,159,594
T. Rowe Price Group, Inc.	34,640	2,180,934

		$14,984,916

Chemicals — 1.3%

Air Products and Chemicals, Inc.	42,810	$3,456,051
Celanese Corp., Series A	16,343	565,795
E.I. du Pont de Nemours & Co.	63,024	3,187,124
PPG Industries, Inc.	41,446	4,398,249

		$11,607,219

Commercial Banks — 2.6%

Banco Santander Central Hispano SA ADR	79,716	$522,937
Fifth Third Bancorp	100,126	1,341,688
First Horizon National Corp.	66,113	571,877
First Republic Bank(1)	21,771	731,506
Huntington Bancshares, Inc.	179,679	1,149,946
KeyCorp	143,582	1,111,325
Regions Financial Corp.	757,705	5,114,509
Royal Bank of Canada	38,716	1,983,034
SunTrust Banks, Inc.	49,905	1,209,198
Toronto-Dominion Bank (The)	21,736	1,700,407
U.S. Bancorp	78,667	2,529,931
Wells Fargo & Co.	163,476	5,466,637

		$23,432,995

Commercial Services & Supplies — 0.4%

ACCO Brands Corp.(1)	18,755	$193,927
Avery Dennison Corp.	31,690	866,405
Waste Management, Inc.	75,356	2,516,890

		$3,577,222

Communications Equipment — 4.4%

Brocade Communications Systems, Inc.(1)	321,783	$1,586,390
Cisco Systems, Inc.	879,620	15,103,076
Harris Corp.	12,438	520,530
JDS Uniphase Corp.(1)	57,919	637,109

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment (continued)

Juniper Networks, Inc.(1)	55,707	$908,581
QUALCOMM, Inc.	380,412	21,181,340

		$39,937,026

Computers & Peripherals — 12.4%

Apple, Inc.(1)	169,156	$98,787,104
Dell, Inc.(1)	412,055	5,158,929
EMC Corp.(1)	161,361	4,135,682
Hewlett-Packard Co.	155,164	3,120,348

		$111,202,063

Construction & Engineering — 0.1%

Fluor Corp.	18,843	$929,714

		$929,714

Consumer Finance — 1.0%

American Express Co.	79,374	$4,620,361
Capital One Financial Corp.	10,757	587,978
Discover Financial Services	116,006	4,011,487

		$9,219,826

Containers & Packaging — 0.1%

Owens-Illinois, Inc.(1)	36,491	$699,532

		$699,532

Distributors — 0.1%

Genuine Parts Co.	19,047	$1,147,582

		$1,147,582

Diversified Financial Services — 1.1%

CME Group, Inc.	7,734	$2,073,563
JPMorgan Chase & Co.	151,347	5,407,628
Moody’s Corp.	58,952	2,154,696

		$9,635,887

Diversified Telecommunication Services — 2.1%

AT&T, Inc.	278,014	$9,913,979
Frontier Communications Corp.	154,158	590,425
Verizon Communications, Inc.	148,609	6,604,184
Windstream Corp.	146,950	1,419,537

		$18,528,125

Electric Utilities — 0.8%

American Electric Power Co., Inc.	39,722	$1,584,908
Duke Energy Corp.	104,748	2,415,489
Edison International	62,309	2,878,675

		$6,879,072

Electrical Equipment — 0.5%

Cooper Industries PLC	9,642	$657,391
Emerson Electric Co.	78,984	3,679,075

		$4,336,466

Electronic Equipment, Instruments & Components — 0.1%

Amphenol Corp., Class A	12,338	$677,603
TE Connectivity, Ltd.	23,806	759,649

		$1,437,252

Energy Equipment & Services — 0.8%

Halliburton Co.	104,167	$2,957,301
Schlumberger, Ltd.	68,972	4,476,973

		$7,434,274

Food & Staples Retailing — 1.9%

CVS Caremark Corp.	138,327	$6,464,021
Kroger Co. (The)	50,910	1,180,603
Safeway, Inc.	73,801	1,339,488
Wal-Mart Stores, Inc.	114,774	8,002,043

		$16,986,155

Food Products — 1.0%

ConAgra Foods, Inc.	139,244	$3,610,597
Green Mountain Coffee Roasters, Inc.(1)	30,433	662,831
H.J. Heinz Co.	41,807	2,273,465
Hershey Co. (The)	17,810	1,282,854
Hormel Foods Corp.	31,064	944,967

		$8,774,714

Health Care Equipment & Supplies — 1.6%

Baxter International, Inc.	48,119	$2,557,525
Covidien PLC	25,801	1,380,353
Edwards Lifesciences Corp.(1)	11,063	1,142,808
Intuitive Surgical, Inc.(1)	12,611	6,983,846
Stryker Corp.	35,313	1,945,746

		$14,010,278

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.7%

AmerisourceBergen Corp.	42,759	$1,682,567
Cigna Corp.	36,534	1,607,496
DaVita, Inc.(1)	7,275	714,478
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,909,530
LifePoint Hospitals, Inc.(1)	43,020	1,762,960
Lincare Holdings, Inc.	21,879	744,323
McKesson Corp.	7,813	732,469
Quest Diagnostics, Inc.	19,665	1,177,933
UnitedHealth Group, Inc.	79,007	4,621,909

		$14,953,665

Hotels, Restaurants & Leisure — 2.4%

Carnival Corp.	89,081	$3,052,806
International Game Technology	56,626	891,859
Marriott International, Inc., Class A	92,128	3,611,418
Marriott Vacations Worldwide Corp.(1)	10,303	319,187
McDonald’s Corp.	73,784	6,532,098
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,109,666
Yum! Brands, Inc.	80,115	5,161,008

		$21,678,042

Household Durables — 0.2%

Whirlpool Corp.	29,270	$1,790,153

		$1,790,153

Household Products — 1.1%

Clorox Co. (The)	41,339	$2,995,424
Colgate-Palmolive Co.	30,835	3,209,923
Procter & Gamble Co.	54,796	3,356,255

		$9,561,602

Independent Power Producers & Energy Traders — 0.2%

AES Corp. (The)(1)	119,531	$1,533,583

		$1,533,583

Industrial Conglomerates — 1.2%

3M Co.	37,754	$3,382,758
General Electric Co.	376,600	7,848,344

		$11,231,102

Insurance — 2.0%

ACE, Ltd.	35,393	$2,623,683
Aflac, Inc.	17,703	753,971
American International Group, Inc.(1)	41,406	1,328,719
Aon PLC	6,626	309,964
Arthur J. Gallagher & Co.	54,352	1,906,125
Berkshire Hathaway, Inc., Class B(1)	19,434	1,619,435
Genworth Financial, Inc., Class A(1)	74,552	421,964
Hartford Financial Services Group, Inc.	25,311	446,233
Marsh & McLennan Cos., Inc.	83,378	2,687,273
Travelers Companies, Inc. (The)	59,566	3,802,693
Unum Group	81,297	1,555,212
Willis Group Holdings PLC	14,526	530,054

		$17,985,326

Internet & Catalog Retail — 2.0%

Amazon.com, Inc.(1)	78,794	$17,992,610
Shutterfly, Inc.(1)	10,000	306,900

		$18,299,510

Internet Software & Services — 4.8%

eBay, Inc.(1)	208,738	$8,769,084
Google, Inc., Class A(1)	51,389	29,809,217
VeriSign, Inc.(1)	107,988	4,705,037

		$43,283,338

IT Services — 2.6%

Alliance Data Systems Corp.(1)	7,945	$1,072,575
Cognizant Technology Solutions Corp., Class A(1)	97,645	5,858,700
Fidelity National Information Services, Inc.	79,262	2,701,249
International Business Machines Corp.	49,724	9,725,020
MasterCard, Inc., Class A	3,808	1,637,859
Visa, Inc., Class A	16,517	2,041,996

		$23,037,399

Life Sciences Tools & Services — 0.2%

Bruker Corp.(1)	75,000	$998,250
PerkinElmer, Inc.	23,065	595,077

		$1,593,327

Machinery — 1.8%

Caterpillar, Inc.	40,176	$3,411,344
Dover Corp.	40,339	2,162,574
Eaton Corp.	53,938	2,137,563
Ingersoll-Rand PLC	31,550	1,330,779
Parker Hannifin Corp.	34,400	2,644,672
Stanley Black & Decker, Inc.	54,390	3,500,540
Titan International, Inc.	40,134	984,487

		$16,171,959

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Marine — 0.1%

Kirby Corp.(1)	17,666	$831,715

		$831,715

Media — 4.2%

CBS Corp., Class B	151,072	$4,952,140
Comcast Corp., Class A	520,426	16,638,019
McGraw-Hill Cos., Inc. (The)	61,443	2,764,935
Omnicom Group, Inc.	65,134	3,165,512
Walt Disney Co. (The)	213,407	10,350,240

		$37,870,846

Metals & Mining — 0.6%

BHP Billiton, Ltd. ADR	21,215	$1,385,339
Cliffs Natural Resources, Inc.	7,966	392,644
Freeport-McMoRan Copper & Gold, Inc.	33,573	1,143,832
Newmont Mining Corp.	30,866	1,497,310
Nucor Corp.	23,005	871,890

		$5,291,015

Multi-Utilities — 1.1%

CMS Energy Corp.	217,119	$5,102,296
Public Service Enterprise Group, Inc.	145,820	4,739,150

		$9,841,446

Multiline Retail — 1.4%

Kohl’s Corp.	18,342	$834,378
Macy’s, Inc.	154,364	5,302,403
Nordstrom, Inc.	28,152	1,398,873
Target Corp.	94,476	5,497,558

		$13,033,212

Oil, Gas & Consumable Fuels — 6.0%

Apache Corp.	14,136	$1,242,413
Chevron Corp.	106,575	11,243,663
ConocoPhillips	114,202	6,381,608
Denbury Resources, Inc.(1)	31,083	469,664
EOG Resources, Inc.	18,166	1,636,938
Exxon Mobil Corp.	207,140	17,724,970
Hess Corp.	39,495	1,716,058
Occidental Petroleum Corp.	54,596	4,682,699
Peabody Energy Corp.	36,462	894,048
Phillips 66(1)	57,101	1,898,037
Spectra Energy Corp.	33,858	983,914
Suncor Energy, Inc.	33,674	974,862
Williams Cos., Inc.	124,031	3,574,573
WPX Energy, Inc.(1)	41,343	668,930

		$54,092,377

Paper & Forest Products — 0.2%

MeadWestvaco Corp.	56,858	$1,634,668

		$1,634,668

Personal Products — 0.5%

Estee Lauder Cos., Inc. (The), Class A	77,774	$4,209,129

		$4,209,129

Pharmaceuticals — 4.6%

Abbott Laboratories	111,733	$7,203,427
Bristol-Myers Squibb Co.	172,466	6,200,153
Eli Lilly & Co.	31,684	1,359,560
Johnson & Johnson	115,301	7,789,736
Merck & Co., Inc.	158,250	6,606,937
Pfizer, Inc.	396,195	9,112,485
Sanofi ADR	13,288	502,021
Shire PLC ADR	26,421	2,282,510
Warner Chilcott PLC(1)	32,886	589,317

		$41,646,146

Professional Services — 0.4%

Equifax, Inc.	17,082	$796,021
Robert Half International, Inc.	86,521	2,471,905

		$3,267,926

Real Estate Investment Trusts (REITs) — 1.1%

American Tower Corp.	21,743	$1,520,053
Apartment Investment & Management Co., Class A	35,696	964,863
AvalonBay Communities, Inc.	2,209	312,529
Host Hotels & Resorts, Inc.	28,981	458,480
Plum Creek Timber Co., Inc.	14,401	571,720
Simon Property Group, Inc.	39,276	6,113,702

		$9,941,347

Real Estate Management & Development — 0.1%

CB Richard Ellis Group, Inc., Class A(1)	37,957	$620,977

		$620,977

Road & Rail — 0.7%

CSX Corp.	34,587	$773,365
Kansas City Southern	15,641	1,087,988

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail (continued)

Norfolk Southern Corp.	17,633	$1,265,521
Ryder System, Inc.	12,392	446,236
Union Pacific Corp.	20,249	2,415,908

		$5,989,018

Semiconductors & Semiconductor Equipment — 5.0%

Analog Devices, Inc.	56,522	$2,129,184
ASML Holding NV ADR	34,278	1,762,575
Cirrus Logic, Inc.(1)	122,339	3,655,489
Cypress Semiconductor Corp.(1)	146,348	1,934,721
Intel Corp.	992,102	26,439,518
NXP Semiconductors NV(1)	14,000	325,500
ON Semiconductor Corp.(1)	149,333	1,060,264
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	95,083	1,327,359
Tessera Technologies, Inc.	50,120	770,344
Texas Instruments, Inc.	193,433	5,549,593

		$44,954,547

Software — 9.7%

Check Point Software Technologies, Ltd.(1)	69,443	$3,443,679
Compuware Corp.(1)	97,123	902,273
Concur Technologies, Inc.(1)	54,469	3,709,339
Microsoft Corp.	1,530,973	46,832,464
Nuance Communications, Inc.(1)	43,800	1,043,316
Oracle Corp.	837,569	24,875,799
Red Hat, Inc.(1)	57,959	3,273,524
Symantec Corp.(1)	187,979	2,746,373
TiVo, Inc.(1)	42,923	354,973

		$87,181,740

Specialty Retail — 1.1%

Advance Auto Parts, Inc.	40,120	$2,736,986
Gap, Inc. (The)	81,861	2,239,717
Home Depot, Inc. (The)	58,008	3,073,844
Tiffany & Co.	39,926	2,114,082

		$10,164,629

Textiles, Apparel & Luxury Goods — 0.4%

NIKE, Inc., Class B	36,816	$3,231,708

		$3,231,708

Thrifts & Mortgage Finance — 0.2%

BankUnited, Inc.	21,449	$505,768
Hudson City Bancorp, Inc.	180,579	1,150,288

		$1,656,056

Tobacco — 1.5%

Altria Group, Inc.	62,538	$2,160,688
Philip Morris International, Inc.	128,885	11,246,505

		$13,407,193

Trading Companies & Distributors — 0.5%

Fastenal Co.	111,850	$4,508,674

		$4,508,674

Wireless Telecommunication Services — 0.2%

Rogers Communications, Inc., Class B	34,594	$1,252,649
Sprint Nextel Corp.(1)	112,760	367,597

		$1,620,246

Total Common Stocks — 101.6%
(identified cost $563,874,659)		$911,229,439

Call Options Written — (1.9)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

NASDAQ 100 Index	345	$2,575	7/21/12	$(2,377,050)
NASDAQ 100 Index	315	2,600	7/21/12	(1,639,575)
NASDAQ 100 Index	165	2,605	7/21/12	(813,450)
NASDAQ 100 Index	315	2,615	7/21/12	(1,345,050)
NASDAQ 100 Index	145	2,625	7/21/12	(529,975)
S&P 500 Index	455	1,340	7/21/12	(1,562,925)
S&P 500 Index	995	1,345	7/21/12	(3,059,625)
S&P 500 Index	920	1,350	7/21/12	(2,502,400)
S&P 500 Index	915	1,355	7/21/12	(2,182,275)
S&P 500 Index	450	1,360	7/21/12	(929,250)

Total Call Options Written
(premiums received $13,717,372)				$(16,941,575)

Other Assets, Less Liabilities — 0.3%				$2,419,504

Net Assets — 100.0%				$896,707,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $563,874,659)	$911,229,439
Cash	2,393,186
Dividends receivable	930,124
Tax reclaims receivable	5,704

Total assets	$914,558,453

Liabilities

Written options outstanding, at value (premiums received, $13,717,372)	$16,941,575
Payable to affiliates:
Investment adviser fee	730,605
Trustees’ fees	8,974
Accrued expenses	169,931

Total liabilities	$17,851,085

Net Assets	$896,707,368

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 63,816,866 shares issued and outstanding	$638,169
Additional paid-in capital	595,430,072
Accumulated net realized loss	(4,431,854)
Accumulated distributions in excess of net investment income	(39,059,672)
Net unrealized appreciation	344,130,653

Net Assets	$896,707,368

Net Asset Value

($896,707,368 ÷ 63,816,866 common shares issued and outstanding)	$14.05

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $26,640)	$8,250,839

Total investment income	$8,250,839

Expenses

Investment adviser fee	$4,528,040
Trustees’ fees and expenses	19,475
Custodian fee	199,604
Transfer and dividend disbursing agent fees	10,253
Legal and accounting services	27,796
Printing and postage	80,670
Miscellaneous	48,077

Total expenses	$4,913,915

Deduct —
Reduction of custodian fee	$914

Total expense reductions	$914

Net expenses	$4,913,001

Net investment income	$3,337,838

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$20,694,657
Written options	(17,785,601)
Foreign currency transactions	(279)

Net realized gain	$2,908,777

Change in unrealized appreciation (depreciation) —
Investments	$72,254,216
Written options	(10,564,830)
Foreign currency	(29)

Net change in unrealized appreciation (depreciation)	$61,689,357

Net realized and unrealized gain	$64,598,134

Net increase in net assets from operations	$67,935,972

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$3,337,838	$6,017,158
Net realized gain from investment transactions, written options and foreign currency transactions	2,908,777	7,507,846
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	61,689,357	38,843,201

Net increase in net assets from operations	$67,935,972	$52,368,205

Distributions to shareholders —
From net investment income	$(42,412,689)*	$(5,974,185)
From net realized gain	—	(12,908,523)
Tax return of capital	—	(65,942,670)

Total distributions	$(42,412,689)	$(84,825,378)

Net increase (decrease) in net assets	$25,523,283	$(32,457,173)

Net Assets

At beginning of period	$871,184,085	$903,641,258

At end of period	$896,707,368	$871,184,085

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(39,059,672)	$15,179

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$13.650		$14.160	$14.510	$12.050	$19.090	$19.230

Income (Loss) From Operations

Net investment income(1)	$0.052		$0.094	$0.087	$0.114	$0.125	$0.101
Net realized and unrealized gain (loss)	1.013		0.725	1.095	4.246	(5.265)	1.659

Total income (loss) from operations	$1.065		$0.819	$1.182	$4.360	$(5.140)	$1.760

Less Distributions

From net investment income	$(0.665	)*	$(0.094)	$(0.086)	$(0.172)	$(0.125)	$(0.101)
From net realized gain	—		(0.202)	(0.033)	—	(0.179)	(0.123)
Tax return of capital	—		(1.033)	(1.413)	(1.728)	(1.596)	(1.676)

Total distributions	$(0.665)		$(1.329)	$(1.532)	$(1.900)	$(1.900)	$(1.900)

Net asset value — End of period	$14.050		$13.650	$14.160	$14.510	$12.050	$19.090

Market value — End of period	$12.430		$11.720	$13.080	$15.050	$10.200	$16.940

Total Investment Return on Net Asset Value(2)	8.40	%(3)	7.48%	9.22%	39.22%	(27.43)%	9.83%

Total Investment Return on Market Value(2)	11.69	%(3)	(0.10)%	(2.73)%	70.59%	(30.78)%	(7.98)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$896,707		$871,184	$903,641	$921,312	$761,330	$1,206,207
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.09	%(5)	1.09%	1.07%	1.08%	1.07%	1.06%
Net investment income	0.74	%(5)	0.68%	0.62%	0.87%	0.78%	0.52%
Portfolio Turnover	2	%(3)	20%	11%	16%	36%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund had a net loss of $209 attributable to foreign currency transactions incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2012.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2012, the amount of distributions estimated to be a tax return of capital was approximately $39,093,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2012, the Fund’s investment adviser fee amounted to $4,528,040. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,899,684 and $81,362,625, respectively, for the six months ended June 30, 2012.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended June 30, 2012 and year ended December 31, 2011.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$563,859,275

Gross unrealized appreciation	$351,512,668
Gross unrealized depreciation	(4,142,504)

Net unrealized appreciation	$347,370,164

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2012 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	5,360	$15,986,915
Options written	31,020	81,863,069
Options terminated in closing purchase transactions	(28,445)	(76,706,107)
Options expired	(2,915)	(7,426,505)

Outstanding, end of period	5,020	$13,717,372

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(16,941,575	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Written options	$(17,785,601	)(1)	$(10,564,830	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$911,229,439 *	$—	$—	$911,229,439

Total Investments	$911,229,439	$—	$—	$911,229,439

Liability Description

Call Options Written	$(16,941,575)	$—	$—	$(16,941,575)

Total	$(16,941,575)	$—	$—	$(16,941,575)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on April 20, 2012. The following action was taken by the shareholders:

Item 1: The election of Scott E. Eston, Benjamin C. Esty, Thomas E. Faust Jr. and Allen R. Freedman as Class I Trustees of the Fund for a three-year term expiring in 2015 and Harriett Tee Taggart as a Class II Trustee of the Fund for a one-year term expiring in 2013.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Scott E. Eston	58,147,519	1,646,806
Benjamin C. Esty	58,243,671	1,550,564
Thomas E. Faust Jr.	58,305,152	1,489,173
Allen R. Freedman	57,917,207	1,877,118
Harriett Tee Taggart	58,101,420	1,692,905

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index and the NASDAQ 100. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Buy-Write Opportunities Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Buy-Write Opportunities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2012, Fund records indicate that there are 115 registered shareholders and approximately 34,081 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETV.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. Each Fund’s repurchase activity, including the numbers of shares purchased, average price and average discount to net asset value, will be disclosed in the Fund’s annual and semi-annual reports to shareholders.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2551-8/12	CE-TMBWOFSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 8, 2012

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 8, 2012